Retirement Benefits – Defined Benefit Obligations - Schedule of Principal Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BWM [Member]
Financial:
Future salary growth	7.00%	7.00%	6.50%
Discount rate	9.70%	9.70%	9.20%
Demographic:
Number of employees	934	938	901
Average age	35 years	35 years	34 years
Average longevity	4 years	3 years	3 years
JAFRA [Member]
Financial:
Future salary growth	5.50%	5.50%	5.50%
Discount rate	11.00%	9.30%	9.50%
Demographic:
Number of employees	1,400	1,356	1,276
Average age	38 years	38 years	38 years
Average longevity	7 years	7 years	7 years